Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares (1)
Amount Registered | shares	13,025,574
Proposed Maximum Offering Price per Unit | $ / shares	132.99
Maximum Aggregate Offering Price	$ 1,732,271,086.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 239,226.64
Offering Note	The Ordinary Shares have a par value of $0.00000000002502543568 per share.Consists of an aggregate of 13,025,574 ordinary shares, par value $0.00000000002502543568 per share, of the registrant (“Ordinary Shares”), or Ordinary Shares underlying pre-funded warrants) that are available to be issued and sold by the registrant to the selling stockholders named in the prospectus, from time to time pursuant to (a) a standby equity purchase agreement, effective as of December 1, 2025, and amended as of December 9, 2025 (b) the conversion of outstanding convertible promissory notes, in all cases between the registrant and the selling stockholders, subject to satisfaction of the conditions set forth therein.Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on The Nasdaq Stock Market LLC on December 9, 2025. This calculation is in accordance with Rule 457(c). In the event of a stock split, stock dividend or other similar transaction involving the Ordinary Shares, in order to prevent dilution, the number of Ordinary Shares registered hereby shall be automatically increased to cover the additional Ordinary Shares in accordance with Rule 416(a) under the Securities Act.